SCHEDULE OF DIGITAL ASSETS (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Total		$ 14,901,321	$ 30,441,133
Bitcoin treasury freely traded [member]
IfrsStatementLineItems [Line Items]
Total		1,414,474	10,550,934
Bitcoin treasury restricted [member]
IfrsStatementLineItems [Line Items]
Total	[1]	$ 13,486,847	$ 19,890,199

[1]	During the year ended December 31, 2025, the Group entered into a series of loan agreements with Ledn Cayman SEZC Inc.,with an aggregate principal amount of US$